Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 $ / oz oz lb	Jun. 30, 2021 oz $ / oz lb	Mar. 25, 2021
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required	20	20
Maximum market price of silver on a per ounce basis before top up payment is capped	40	40
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate		15.00%
Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract		40 years
Keno Hill PMPA [Member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	10.00%	10.00%
Silver Price Per Ounce At Which Bottom Range Price Takes Effect	23	23
Keno Hill PMPA [Member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	90.00%	90.00%
Silver Price Per Ounce At Which Top Range Price Takes Effect	15	15
Silver interests [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of silver production to be Converted to gold and purchased		25.00%
Silver interests [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis | oz		4.48
Gold interests [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	25.00%
Percentage of silver production to be Converted to gold and purchased		25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	50	50
Gold to silver price ratio maximum limit for revisiting stated exchange rate	90	90
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90	90
Gold to silver exchange ratio, description	the fixed gold to silver exchange ratio is 70:1.	If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before reduction in price per ounce delivered | oz	27,000	27,000
Per ounce cash payment as percentage of the spot price of gold delivered before price reduction	65.00%	65.00%
Per ounce cash payment as percentage of the spot price of gold delivered after price reduction	50.00%	50.00%
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Per Ounce Price Paid Assuming Amendment Not Signed [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment	325	325
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Top of range [member] | Maximum Price Paid Before Price Reduction [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment	1,250	1,250
Gold interests [member] | Minto PMPA Agreement Amendment [member] | Top of range [member] | Maximum Price Paid After Price Reduction [Member]
Disclosure of contractual obligations and commitments [line items]
Per Ounce Cash Payment	1,000	1,000
Gold interests [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased after stream percentage reduction	67.00%	67.00%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz	285,000	285,000
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver exchange ratio		70
Per Ounce Cash Payment	618	618
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Number of ounces to be delivered before sharing mechanism applies | oz	30,000	30,000
Attributable Payable Production to be Purchased there after	50.00%	50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	25.00%
Per Ounce Cash Payment	450	450
Gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%	66.67%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz	51,000	51,000
Gold [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term		550
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.50%	6.50%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%	66.67%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz	190,000	190,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	3.25%	3.25%
Gold [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Percentage of metal production at the mine which WPM is entitled to after step down			67.00%
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz	1,500,000	1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce	50.00%	50.00%
Purchase commitments percentage		50.00%
Per Ounce Cash Payment	8.98	8.98
Maximum top up payment		10
Price cap on a per ounce basis	18.98	18.98
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Per Ounce Cash Payment	4.31	4.31
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Per Ounce Cash Payment	5.90	5.90
Silver [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%	66.67%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz	5,600,000	5,600,000
Silver [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term		9.90
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%	66.67%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	50.00%	50.00%
Cumulative silver ounces to be produced before reduction in stream percentage | oz	2,150,000	2,150,000
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%	33.00%
Cumulative silver ounces to be produced before reduction in stream percentage | oz	10,000,000	10,000,000
Silver [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%	4.50%
Number of ounces to be delivered before first step down in entitlement percentage | oz	375,000	375,000
Percentage of production to be purchased after first step down	2.25%	2.25%
Number of ounces to be delivered before second step down in entitlement percentage | oz	550,000	550,000
Percentage of production to be purchased after second step down	1.00%	1.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Palladium [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%	42.40%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%	21.20%
Cobalt [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Cobalt [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%	0.00%
Gold and palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%
Gold And Silver [Member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Cumulative silver equivalent ounces to be produced before reduction in stream percentage | oz	90,000,000	90,000,000